Consolidated Statements of Changes in Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Mar. 31, 2012	$ 791	$ 2,699,120	$ (13,201,160)	$ (10,501,249)
Beginning Balance - shares at Mar. 31, 2012	7,909,455
Shares issued for services, value	63	2,356		2,419
Shares issued for services, shares	632,505
Shares issued for equipment, value	1	19		20
Shares issued for equipment, shares	5,229
Net loss			(2,983,958)	(2,983,958)
Ending Balance at Mar. 31, 2013	855	2,701,495	(16,185,118)	(13,482,768)
Ending Balance - shares at Mar. 31, 2013	8,547,190
Shares issued for accounts payable settlement, value	133	838,038		838,171
Shares issued for accounts payable settlement, shares	1,330,430
Shares issued for services, value	1,106	4,863,243		4,864,349
Shares issued for services, shares	11,055,338
Notes payable discount		44,155		44,155
Shares issued for notes payable and convertible notes payable conversion, value	5,587	17,231,756		17,237,343
Shares issued for notes payable and convertible notes payable conversion, shares	55,870,710
Warrants issued for services		148,568		148,568
Warrants issued to settle accrued compensation		1,002,875		1,002,875
Adjustment for reverse merger, value	2,586	(2,586)
Adjustment for reverse merger, shares	25,861,460
Net loss			(14,511,750)	(14,511,750)
Ending Balance at Mar. 31, 2014	$ 10,267	$ 26,827,544	$ (30,696,868)	$ (3,859,057)
Ending Balance - shares at Mar. 31, 2014	102,665,126